                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next page, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/Stephen E. Gibson
Stephen E. Gibson, President

November 17, 2000
G-60/604D-1000

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD DECEMBER 27, 2000

                            LIBERTY FUNDS TRUST III
                       LIBERTY CONTRARIAN SMALL-CAP FUND

     NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Contrarian Small-Cap Fund will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Contrarian Small-Cap Fund to, and the assumption of all of the liabilities of the Liberty Contrarian Small-Cap Fund by, the Liberty Special Fund in exchange for shares of the Liberty Special Fund and the distribution of such shares to the shareholders of the Liberty Contrarian Small-Cap Fund in complete liquidation of the Liberty Contrarian Small-Cap Fund.

     2.  To elect eleven Trustees.

     3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Secretary

November 17, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 17, 2000

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                       LIBERTY CONTRARIAN SMALL-CAP FUND
                          c/o Liberty Funds Trust III
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                              LIBERTY SPECIAL FUND
                          c/o Liberty Funds Trust III
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

QUESTIONS AND ANSWERS.......................................      3
PROPOSAL 1 -- Acquisition of the Liberty Contrarian
              Small-Cap Fund by the Liberty Special Fund....      7
  Principal Investment Risks................................      7
  Information about the Acquisition.........................      8
PROPOSAL 2 -- Election of Trustees..........................     13
GENERAL.....................................................     17
  Voting Information........................................     17
Appendix A -- Agreement and Plan of Reorganization..........    A-1
Appendix B -- Fund Information..............................    B-1
Appendix C -- Capitalization................................    C-1
Appendix D -- Management's Discussion of Fund Performance
              for the Liberty Special Fund..................    D-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Contrarian Small-Cap Fund (the "Small Cap Fund") by the Liberty Special Fund (the "Special Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Small Cap Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Small Cap Fund by the Special Fund (the "Acquisition"). If the Acquisition occurs, you will become a shareholder of the Special Fund. The Special Fund seeks significant long-term capital appreciation. If the Agreement and Plan of Reorganization is approved by the shareholders of the Small Cap Fund and the Acquisition occurs, the Small Cap Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Special Fund in exchange for shares of the same class of the Special Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Small Cap Fund will be distributed pro rata to its shareholders of the same class. After the Acquisition, the Special Fund expects to change its name to "Liberty Contrarian Small Cap Fund."

     Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust III ("Trust III"), of which the Small Cap Fund is a series.

     Please review the enclosed Prospectus of the Special Fund for your class of shares. This document is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectuses of the Small Cap Fund dated March 1, 2000, as supplemented on May 5, 2000, June 23, 2000 and August 1, 2000.

     - The Statement of Additional Information of the Small Cap Fund dated March 1, 2000, as supplemented on June 23, 2000 and August 21, 2000.

     - The Statement of Additional Information of the Special Fund dated March 1, 2000, as supplemented on June 23, 2000 and August 21, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Small Cap Fund dated October 31, 1999.

     - The financial statements included in the Small Cap Fund's Semi-Annual Report to Shareholders dated April 30, 2000.

     - The Statement of Additional Information of the Special Fund dated November 17, 2000 relating to the Acquisition.

     The Small Cap Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, please call 1-800-426-3750 or write to your Fund at One Financial Center, Boston, Massachusetts 02111-2621. You may also obtain many of these documents by accessing our web site at www.libertyfunds.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Small Cap Fund and Special Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/ PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of Trust III are recommending in Proposal 1 that the Special Fund acquire the Small Cap Fund. This means that the Special Fund would acquire all of the assets and liabilities of the Small Cap Fund in exchange for shares of the Special Fund representing the aggregate net asset value of the Small Cap Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Special Fund with an aggregate net asset value equal to the aggregate net asset value of your Small Cap Fund shares as of the business day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 16, 2001.

In addition, the Trustees of Trust III are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.  WHY IS THE ACQUISITION BEING PROPOSED?

The Trustees of Trust III recommend approval of the Acquisition. In reviewing the Acquisition, the Trustees considered:

     - that absent the Acquisition, Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of the investment advisor to the Small Cap Fund, will recommend to the Trustees that the Fund be liquidated;

     - the expected reduction in the fees and expenses payable by the Small Cap Fund, assuming that the Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to the Fund;

     - that the Acquisition offers shareholders of the Small Cap Fund an investment in a larger fund with similar investment goals and strategies;

     - that the Small Cap Fund has not achieved sufficient sales growth and is not likely to do so in the near future;

     - the expected tax-free nature of the Acquisition as opposed to other alternatives for the Fund and for shareholders and other tax considerations; and

     - that the Acquisition will permit the Funds' investment advisor to concentrate on a smaller, more focused set of offerings.

Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

The following tables allow you to compare the sales charges and management fees and expenses of the Small Cap Fund and the Special Fund and to analyze the estimated expenses that Liberty Financial, the indirect parent of each Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisition. The shareholder fees presented below for the Special Fund apply both before and after giving effect to the Acquisition. Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund's assets. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by each Fund for its fiscal year ended October 31, 1999.

SHAREHOLDER FEES(1)
(paid directly from your investment)

                                        SMALL CAP FUND                               SPECIAL FUND
                                        --------------                               ------------
                           CLASS A    CLASS B    CLASS C    CLASS I    CLASS A    CLASS B    CLASS C    CLASS I
Maximum sales charge
(load) on purchases (%)
(as a percentage of the
offering price)             5.75       0.00       0.00       0.00       5.75       0.00       0.00       0.00
---------------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the lesser
of purchase price or
redemption price)           1.00(2)    5.00       1.00       0.00       1.00(2)    5.00       1.00       0.00
---------------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)     (3)        (3)        (3)        (3)        (3)        (3)        (3)        (3)

---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                        SMALL CAP FUND                               SPECIAL FUND
                                        --------------                               ------------
                           CLASS A    CLASS B    CLASS C    CLASS I    CLASS A    CLASS B    CLASS C    CLASS I
Management and
administration fee(4) (%)   1.05       1.05       1.05       1.05       1.05       1.05       1.05       1.05
---------------------------------------------------------------------------------------------------------------
Distribution and service
(12b-1) fees (%)            0.25       1.00       1.00       0.00       0.25       1.00       1.00       0.00
---------------------------------------------------------------------------------------------------------------
Other expenses(4) (%)       0.62       0.62       0.62       0.37       0.47       0.47       0.47       0.24
---------------------------------------------------------------------------------------------------------------
Total annual fund
operating expenses(4) (%)   1.92       2.67       2.67       1.42       1.77       2.52       2.52       1.29

                                                                 SPECIAL FUND (PRO FORMA COMBINED)
                                                                 ---------------------------------
                                                              CLASS A    CLASS B    CLASS C    CLASS I
Management and administration fee(5) (%)                       1.05       1.05       1.05       1.05
------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      0.25       1.00       1.00       0.00
------------------------------------------------------------------------------------------------------
Other expenses(5) (%)                                          0.44       0.44       0.44       0.25
------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)                    1.74       2.49       2.49       1.30

---------------
(4) The investment advisor and administrator of each of the Small Cap Fund and the Special Fund have voluntarily agreed to waive advisory and administration fees and reimburse the Funds for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% with respect to Class A, B and C shares, and 1.00% with respect to Class I shares. As a result, with respect to Class A, B and C shares of the Small Cap Fund, the actual management and administration fees for each share class would be 0.63%, other expenses for each share class would be 0.62% and total annual fund operating expenses for Class A, B and C shares would be 1.50%, 2.25% and 2.25%, respectively. With respect to Class I shares of the Small Cap Fund, the actual management and administration fees would be 0.63%, other expenses would be 0.37% and total annual fund operating expenses would be 1.00%. With respect to Class A, B and C shares of the Special Fund, the actual management and administration fees for each share class would be 0.76%, other expenses for each share class would be 0.47% and total annual fund operating expenses for Class A, B and C shares would be 1.48%, 2.23% and 2.23%, respectively. With respect to Class I shares of the Special Fund, the actual management and administration fees would be 0.76%, other expenses would be 0.24% and total annual fund operating expenses would be 1.00%. This arrangement may be modified or terminated by each Fund's investment advisor or administrator at any time.

(5) The investment advisor and administrator of the Special Fund have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% for Class A, B and C shares, and 1.00% for Class I shares. As a result, with respect to Class A, B and C shares of the Special Fund, the actual management and administration fees for each share class would be 0.75%, other expenses for each share class would be 0.44% and total annual fund operating expenses for Class A, B and C shares would be 1.44%, 2.19% and 2.19%, respectively. With respect to Class I shares of the Special Fund, the actual management and administration fees would be 0.75%, other expenses would be 0.25% and total annual fund operating expenses would be 1.00%. This arrangement may be modified or terminated by the Fund's investment advisor or administrator at any time.

EXAMPLE EXPENSES

     Example Expenses help you compare the cost of investing in the Small Cap Fund and the Special Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
SMALL CAP FUND
Class A                                                    $758     $1,142     $1,550      $2,685
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $270     $  828     $1,413      $2,818
         sold all your shares at end of period             $770     $1,128     $1,613      $2,818
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $270     $  828     $1,413      $2,999
         sold all your shares at end of period             $370     $  828     $1,413      $2,999
--------------------------------------------------------------------------------------------------
Class I                                                    $145     $  449     $  776      $1,702
--------------------------------------------------------------------------------------------------

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
SPECIAL FUND
Class A                                                    $745     $1,100     $1,479      $2,539
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $255     $  785     $1,340      $2,672
         sold all your shares at end of period             $755     $1,085     $1,540      $2,672
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $255     $  785     $1,340      $2,856
         sold all your shares at end of period             $355     $  785     $1,340      $2,856
--------------------------------------------------------------------------------------------------
Class I                                                    $131     $  408     $  706      $1,553

SPECIAL FUND
(pro forma combined)
Class A                                                    $742     $1,091     $1,464      $2,509
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $252     $  776     $1,326      $2,642
         sold all your shares at end of period             $752     $1,076     $1,526      $2,642
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $252     $  776     $1,326      $2,826
         sold all your shares at end of period             $352     $  776     $1,326      $2,826
--------------------------------------------------------------------------------------------------
Class I                                                    $133     $  413     $  714      $1,571

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Small Cap Fund are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended April 30, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE SMALL CAP FUND AND THE SPECIAL FUND COMPARE?

This table shows the investment goal and primary investment strategies of each
Fund:

-----------------------------------------------------------------------------------------------
                  THE SMALL CAP FUND                             THE SPECIAL FUND
-----------------------------------------------------------------------------------------------
     INVESTMENT GOAL:  The Small Cap Fund seeks     INVESTMENT GOAL:  The Special Fund seeks
     to provide long-term capital appreciation.     significant long-term capital appreciation.
-----------------------------------------------------------------------------------------------

     PRIMARY INVESTMENT STRATEGIES:  The Small      PRIMARY INVESTMENT STRATEGIES:  The Special
     Cap Fund seeks to achieve its goal as          Fund seeks to achieve its goal as follows:
     follows:                                       - The Fund invests at least 75% of its total
     - The Fund invests at least 65% of its total     assets in securities of companies that have
       assets in small cap (under $1 billion)         small (under $1 billion) to medium ($1-3
       companies.                                     billion) market capitalizations.
     - The Fund follows a basic value, contrarian   - The Fund may engage in short sales.
       approach in selecting stocks for its         - The Fund follows a basic value, contrarian
       portfolio.                                     approach in selecting stocks for its
                                                      portfolio.
                                                    - The Fund invests primarily in U.S. stocks
                                                      that represent more aggressive investments
                                                      than the U.S. equity market as a whole.









-----------------------------------------------------------------------------------------------

The following compares the primary investment strategies that each Fund uses to achieve its investment goal:

     - The Special Fund invests primarily (at least 75% of assets) in securities of companies that have small to medium market capitalizations, while the Small Cap Fund invests primarily (at least 65% of assets) in securities of companies that have small market capitalizations.

     - Both Funds follow a basic value, contrarian approach in selecting stocks for their portfolio; however, the Special Fund purchases primarily stocks that represent more aggressive investments than the U.S. equity market as a whole.

     - Unlike the Small Cap Fund, the Special Fund may engage in short sales as part of its primary investment strategy.

The fundamental and non-fundamental investment policies of the Small Cap Fund and the Special Fund are similar.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE SPECIAL FUND IF THE ACQUISITION OCCURS?

You will receive the same class of shares that you currently own in the Small Cap Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Small Cap Fund or its shareholders as a result of the Acquisition.

The cost basis and holding period of your Small Cap Fund shares are expected to carry over to your new shares in the Special Fund.

     PROPOSAL 1 -- ACQUISITION OF THE LIBERTY CONTRARIAN SMALL-CAP FUND BY
                            THE LIBERTY SPECIAL FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Small Cap Fund by the Special Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Special Fund, and how do they compare with the Small Cap Fund?

     Because the Funds have similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk and the risks associated with value stocks. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. While both Funds may invest in securities of smaller companies, because the Small Cap Fund invests primarily in small cap securities, it is particularly exposed to the risks associated with small capitalization stocks. Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources and may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes, may fluctuate more sharply in price than stocks of larger companies and may not be widely followed by the investment community.

     Because the Special Fund may engage in short sales and generally invest in U.S. stocks that are more aggressive than the U.S. equity market as a whole, you may be more exposed to special risks related to short sales and aggressive investments by becoming a shareholder of the Special Fund. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same shares at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. The aggressive investments in which the Special Fund typically invests expose the Fund to a greater degree to the risks associated with value stocks than many other funds which invest in value stocks. For more information about the principal investment risks of the Special Fund, please see the enclosed Prospectus of the Special Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of the Small Cap Fund, the Acquisition is expected to occur on or around January 16, 2001 under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - The Small Cap Fund will transfer all of the assets and liabilities attributable to each class of shares of the Small Cap Fund to the Special Fund in exchange for shares of the same class of the Special Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 12, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

     - The shares of each class of the Special Fund received by the Small Cap Fund will be distributed to the shareholders of the same class of the Small Cap Fund pro rata in accordance with their percentage ownership of each class of the Small Cap Fund in full liquidation of the Small Cap Fund.

     - After the Acquisition, the Small Cap Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - The Acquisition requires approval by the Small Cap Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of Trust III.

     A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or the Declaration of Trust of Trust III (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisition.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Special Fund of the same class as the shares that you currently own in the Small Cap Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the Valuation Date.

     - If applicable, your Special Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Small Cap Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Special Fund.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of Trust III, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Special Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Small Cap Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Small Cap Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Small Cap Fund be liquidated. Liberty Financial informed the Trustees that the Small Cap Fund has not achieved sufficient sales growth and is not likely to do so in the near future, and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Small Cap Fund's shareholders to exchange their investment for an investment in a larger fund with similar investment goals and strategies to the Small Cap Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Small Cap Fund shareholder redeemed his or her shares to invest in another fund, like the Special Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Small Cap Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Special Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Small Cap Fund, the expense ratio of the Small Cap Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined Special Fund is expected to be materially lower than the Small Cap Fund's expense ratio after Liberty Financial discontinues its subsidy. (The Trustees did note that the Special Fund has a higher expense ratio than the subsidized expense ratio of the Small Cap Fund). Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Small Cap and Special Funds on July 31, 2000 and the Funds' current expense structures (assuming the voluntary expense limitation is discontinued), the Special Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.23% lower than the Small Cap Fund's current expense ratio (for example, for Class A shares, a 1.57% expense ratio for the Special Fund, as compared to 1.80% for the Small Cap Fund if the limitation were discontinued and 1.25% if it continued). Note that the 12b-1 fees on Class A, B and C shares of each Fund are 0.25%, 1.00% and 1.00%, respectively. There are no 12b-1 fees on Class I shares.

     - The Acquisition will permit the advisor to concentrate on a smaller, more focused set of fund offerings rather than manage multiple similar portfolios with somewhat different investment approaches.

     The Trustees also considered the possible limitation as a result of the Acquisition on the future use of losses of the Small Cap Fund to offset future taxable capital gains required to be distributed to shareholders. This means that the combined Fund in the future could conceivably distribute to its shareholders more taxable gains as a result of this limitation than the Small Cap Fund may have otherwise been required to distribute if the Acquisition had not occurred. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Small Cap Fund's shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Special Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the Special Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) any fee reductions proposed in this Prospectus/Proxy Statement are approved; and (3) certain duplicate costs involved in operating the Small Cap Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Special Fund or Liberty Financial.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class A shares of the Small Cap Fund and the Class A shares of the Special Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                 SMALL CAP FUND
[SMALL CAP FUND BAR CHART]

                                                                            SMALL CAP FUND
                                                                            --------------
1997                                                                             26.14%
1998                                                                            -32.11%
1999                                                                             10.09%

The Fund's year-to-date total return through September 30, 2000 was 21.91%.
For period shown in bar chart:
Best quarter: Second quarter 1999, +21.94%
Worst quarter: Third quarter 1998, -32.05%

                                  SPECIAL FUND
[SPECIAL FUND BAR CHART]

                                                                             SPECIAL FUND
                                                                             ------------
1990                                                                              3.82%
1991                                                                             17.08%
1992                                                                             33.38%
1993                                                                             34.54%
1994                                                                             11.72%
1995                                                                             10.79%
1996                                                                              5.92%
1997                                                                             11.28%
1998                                                                            -42.85%
1999                                                                              8.14%

The Fund's year-to-date total return through September 30, 2000 was 22.11%.
For period shown in bar chart:
Best quarter: Second quarter 1999, +29.61%
Worst quarter: Third quarter 1998, -33.61%

     The following tables list the Small Cap Fund's average annual total return for Class A and Class I shares for the one-year and life of the Fund periods ending December 31, 1999, and the Special Fund's average annual total return for Class A shares for the one-year, five-year and life of the Fund periods ending December 31, 1999, in each case including the applicable sales charge for Class A shares. The average annual total returns of Class B and Class C shares of each Fund are not listed in the tables below because, as of December 31, 1999, no shares of these classes had been issued. Class I shares of the Special Fund, which were not in existence as of December 31, 1999, are also not included in the tables. These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

SMALL CAP FUND*

                                                          INCEPTION
                                                             DATE           1 YEAR       LIFE OF FUND
Class A (%)                                                2/20/96           3.76            1.49
-----------------------------------------------------------------------------------------------------
Class I (%)                                                2/20/96          10.59            3.42
-----------------------------------------------------------------------------------------------------
Russell Index (%)                                           N/A             21.26**         13.66**
-----------------------------------------------------------------------------------------------------
Lipper Average (%)                                          N/A             33.49**         17.12**

SPECIAL FUND*

                                              INCEPTION
                                                 DATE           1 YEAR         5 YEARS         10 YEARS
Class A (%)                                     4/9/87           1.92            5.32            6.37
---------------------------------------------------------------------------------------------------------
Russell Index (%)                               N/A             21.26**         16.69**         13.40**
---------------------------------------------------------------------------------------------------------
Lipper Average (%)                              N/A             39.35**         23.31**         16.04**

---------------
 * The Funds' returns are compared to the Russell 2000 Index ("Russell Index"), an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Funds, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Funds' returns are also compared to the average return of the funds included in the Lipper Mid Cap Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Funds. Sales charges are not reflected in the Lipper Average.

** Performance information is from February 29, 1996.

  Federal Income Tax Consequences

     The Acquisition is intended to be a tax-free reorganization. Ropes & Gray has delivered to the Small Cap Fund and the Special Fund an opinion, and the closing of the Acquisition will be conditioned on receipt of a letter from Ropes & Gray confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Small Cap Fund or the shareholders of the Small Cap Fund as a result of the Acquisition;

     - under Section 358 of the Code, the tax basis of the Special Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Small Cap Fund shares;

     - under Section 1223(1) of the Code, your holding period for the Special Fund shares you receive will include the holding period for your Small Cap Fund shares if you hold Small Cap Fund shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Special Fund as a result of the Acquisition;

     - under Section 362(b) of the Code, the Special Fund's tax basis in the assets that the Special Fund receives from the Small Cap Fund will be the same as the Small Cap Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Special Fund's holding period in such assets will include the Small Cap Fund's holding period in such assets.

     The opinion is, and the confirmation letter will be, based on certain factual certifications made by officers of Trust III. The opinion is not a guarantee that the tax consequences of the Acquisition will be as described above.

     Prior to the closing of the Acquisition, the Small Cap Fund and the Special Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

THE TRUSTEES OF TRUST III UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration establishing Trust III provides that any series of Trust III (such as the Small Cap Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Small Cap Fund may be terminated by majority vote of the Small Cap Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Small Cap Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust III on behalf of the Small Cap Fund, Trust III on behalf of the Special Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Small Cap Fund outstanding at the record date for the Meeting.

                       PROPOSAL 2 -- ELECTION OF TRUSTEES

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust III. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust III, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust III. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of Trust III until the next meeting of shareholders of Trust III called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Trustees of Trust III have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the

Meeting in favor of the election of the nominees named below as Trustees of Trust III (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE         PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS           TRUSTEE SINCE
------------------         -----------------------------------------           -------------
Douglas A. Hacker   Executive Vice President and Chief Financial Officer of     New nominee
(43)                UAL, Inc. (airline) since July 1999; Senior Vice
                    President and Chief Financial Officer of UAL, Inc.
                    prior thereto.

Janet Langford      Executive Vice President -- Corporate Development,          New nominee
Kelly               General Counsel, and Secretary of Kellogg Company
(41)                (food, beverage and tobacco producer) since September
                    1999; Senior Vice President, Secretary and General
                    Counsel of Sara Lee Corporation (branded, packaged,
                    consumer-products manufacturer) prior thereto.

Richard W. Lowry    Private Investor since 1987. (Formerly Chairman and         1995
(64)                Chief Executive Officer of U.S. Plywood Corporation
                    (building products producer) from August 1985 to August
                    1987.)


Salvatore Macera    Private Investor since 1981. (Formerly Executive Vice       1998
(69)                President and Director of Itek Corporation
                    (electronics) from 1975 to 1981.)


William E.          Partner, Park Avenue Equity Partners (venture capital),     1994
Mayer(2)            since November 1996; Dean, College of Business and
(60)                Management, University of Maryland, prior thereto;
                    Director, Johns Manville (building products producer),
                    Lee Enterprises (print and on-line media) and WR
                    Hambrecht + Co. (financial services provider).

Charles R. Nelson   Van Voorhis Professor, Department of Economics,             New nominee
(57)                University of Washington; Consultant on economic and
                    statistical matters.

John J. Neuhauser   Academic Vice President and Dean of Faculties, Boston       1985
(57)                College, since August 1999; Dean, Boston College School
                    of Management, prior thereto.


Joseph R.           Trustee of the Stein Roe Mutual Funds since October         2000
Palombo(3)          2000; Executive Vice President and Director of Colonial
(47)                and Stein Roe & Farnham Incorporated since April 1999;
                    Executive Vice President and Chief Administrative
                    Officer of Liberty Funds Group LLC since April 1999;
                    Director of AlphaTrade Inc. (broker-dealer), Colonial
                    Advisory Services, Inc., Liberty Funds Distributor,
                    Inc. and Liberty Funds Services, Inc. since April 1999.
                    (Formerly Vice President of the Stein Roe Mutual Funds
                    from April 1999 to October 2000, Vice President of the
                    Liberty Mutual Funds from April 1999 to August 2000,
                    and Chief Operating Officer of Putnam Mutual Funds
                    (investments) from 1994 to 1998.)

NOMINEE NAME & AGE         PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS           TRUSTEE SINCE
------------------         -----------------------------------------           -------------
Thomas E. Stitzel   Business Consultant since 1999; Professor of Finance           1998
(64)                and Dean, College of Business, Boise State University,
                    prior thereto; Chartered Financial Analyst.


Thomas C. Theobald  Managing Director, William Blair Capital Partners           New nominee
(62)                (private equity investing), since 1994; Chief Executive
                    Officer and Chairman of the Board of Directors of
                    Continental Bank Corporation (banking services) prior
                    thereto.


Anne-Lee Verville   Consultant since 1997; General Manager, Global                 1998
(55)                Education Industry (global education applications),
                    prior thereto. (Formerly President, Applications
                    Solutions Division, IBM Corporation (global education
                    and global applications), from 1991 to 1994.)



---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of Trust III are not standing for reelection:

TRUSTEE NAME & AGE         PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS            TRUSTEE SINCE
------------------         -----------------------------------------            -------------
Tom Bleasdale       Retired (formerly Chairman of the Board and Chief              1987
(70)                Executive Officer, Shore Bank & Trust Company (banking
                    services) from 1992 to 1993); Director, Empire Co. (food
                    distributor).

Lora S. Collins     Attorney (formerly Attorney, Kramer Levin Naftalis &            1991
(65)                Frankel LLP (law firm) from 1986 to 1996).


James E. Grinnel    Private investor since November 1988.                           1995
(72)

James L. Moody,     Retired (formerly Chairman of the Board, Hannaford Bros.        1986
Jr.                 Co. (food retailer) from 1984 to 1997 and Chief
(70)                Executive Officer prior thereto).



---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age
72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker-dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel, and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer, Moody, and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust III, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Record of Board and Committee Meetings. During the fiscal year ended October 31, 1999, the Board of Trustees of Trust III (excluding the Liberty Federal Securities Fund, which has a different fiscal year end) held six meetings, the Audit Committee held four meetings, the Compensation Committee held two meetings and the Governance Committee held five meetings.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE SMALL CAP FUND VOTE FOR EACH NOMINEE IN PROPOSAL 2.

  Required Vote for Proposal 2

     A plurality of the votes cast at the Meeting for Trust III, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust III. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of Trust III are soliciting proxies from the shareholders of the Small Cap Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 17, 2000.

  Information About Proxies and the Conduct of the Meeting

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Small Cap Fund or by employees or agents of Crabbe Huson Group, Inc. ("Crabbe Huson"), each Fund's investment advisor, and its affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a.  By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d.  In person at the Meeting.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition to be borne by the Small Cap Fund and the Special Fund are approximately $19,000 and $21,000, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to the amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of the Small Cap Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

     Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Small Cap Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Small Cap Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Small Cap Fund at the Meeting. Shareholders of the Small Cap Fund vote together with the shareholders of the other series of Trust III for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust III constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisor's, Underwriter's and Administrator's Addresses. The address of each Fund's investment advisor, Crabbe Huson Group, Inc., is 121 S. W. Morrison, Suite 1400, Portland, Oregon 97204. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621. The address of each Fund's administrator, Colonial Management Associates, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Small Cap Fund and Trust III the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Special Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of Trust III and their shareholdings in the Funds and Trust III.

     Adjournments; Other Business. If the Small Cap Fund or Trust III, as applicable, has not received enough votes by the time of the Meeting to approve any Proposal, the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Small Cap Fund or Trust III, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meeting has been called to transact any business that properly comes before it. The only business that management of the Small Cap Fund intends to present or knows that others will present is Proposal 1 and Proposal 2, as described above. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the Small Cap Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. Trust III, of which the Small Cap Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Small Cap Fund or Trust III must be received by the Small Cap Fund or Trust III in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to the Small Cap Fund, care of Trust III, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among Liberty Funds Trust III (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Contrarian Small-Cap Fund (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust III (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated May 30, 1986, as amended, on behalf of Liberty Special Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, C and I shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the

         Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 16, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Acquired Fund as at and for the year ended October 31, 1998, audited by KPMG, and for the year ended October 31, 1999, audited by Ernst & Young LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

        (g) Since April 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

        (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

        (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

        (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
            5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

        (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of April 30, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

        (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

        (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

        (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

        (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

        (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

        (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments of the Acquired Fund as at and for the year ended October 31, 1998, audited by KPMG, and for the year ended October 31, 1999, audited by Ernst & Young LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended April 30, 2000 copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since April 30, 2000;

        (h) Since April 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

        (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares and Class I shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

        (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

        (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

        (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares, Class C shares and Class I shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

        (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
            5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

        (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares, Class C shares and Class I shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after October 31, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after October 31, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

          (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

          (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

          (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

          (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

          (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

          (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

          (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

          (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, fifty percent (50%) of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, fifty percent (50%) of such expenses shall be borne by the Acquiring Trust, on behalf of the Acquiring Fund, and fifty percent (50%) of such expenses shall be borne by Liberty Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

          (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

          (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust III, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and Acquiring Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          LIBERTY FUNDS TRUST III,
                                          on behalf of Liberty Contrarian
                                          Small-Cap Fund

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

                                 Name:
--------------------------------------

                                Title:
--------------------------------------

                                          LIBERTY FUNDS TRUST III,
                                          on behalf of Liberty Special Fund

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

                                 Name:
--------------------------------------

                                Title:
--------------------------------------

                                          Solely for purposes of Section 9.2 of
                                          the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                          --------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

--------------------------------------

Name:
--------------------------------------

Title:
--------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE SMALL CAP FUND AND TRUST III AND SHARES OUTSTANDING OF THE SPECIAL FUND

     For each class of the Small Cap Fund's shares and Trust III's shares entitled to vote at the Meeting, and for each class of the Special Fund's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                                        NUMBER OF SHARES
                                                        OUTSTANDING AND
FUND OR TRUST                                  CLASS    ENTITLED TO VOTE
-------------                                  -----    ----------------
SMALL CAP FUND...............................    A            533,240
                                                 B                  0
                                                 C                  0
                                                 I          2,194,567

TRUST III....................................             297,008,531

SPECIAL FUND.................................    A          4,884,506
                                                 B                  0
                                                 C                  0
                                                 I                  0

OWNERSHIP OF SHARES

     As of September 29, 2000, Trust III believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                              NUMBER OF      PERCENTAGE OF
                                                             OUTSTANDING      OUTSTANDING
                                                              SHARES OF        SHARES OF
    FUND AND CLASS       NAME AND ADDRESS OF SHAREHOLDER     CLASS OWNED      CLASS OWNED
    --------------       -------------------------------    -------------    -------------
SMALL CAP FUND
CLASS A................  Chemical Bank & Trust Co. Agent       33,666.013          6.31%
                         Chippewa Nature Center
                         Endowment Fund
                         Attn: Trust Department
                         P.O. Box 231
                         Midland, MI 48640-0231

                         Enele Co                              31,254.135          5.86%
                         Dividend Reinvest
                         c/o Copper Mountain Trust
                         601 SW 2nd Avenue, Suite 1800
                         Portland, OR 97204

CLASS I................  AAAA Retirement Fund for Member      974,283.752         44.40%*
                         Agencies
                         Wendy E. Jones Trustee
                         Donald S. Lewis Trustee
                         201 McCullough Drive, Ste. 100
                         Charlotte, NC 28262-4345

                                                              NUMBER OF      PERCENTAGE OF
                                                             OUTSTANDING      OUTSTANDING
                                                              SHARES OF        SHARES OF
    FUND AND CLASS       NAME AND ADDRESS OF SHAREHOLDER     CLASS OWNED      CLASS OWNED
    --------------       -------------------------------    -------------    -------------
                         M&I Trust Co. Trustee                700,918.677         31.94%*
                         Neese/Crabbe Huson
                         1000 N. Water Street, 14th
                         Floor
                         Milwaukee, WI 53202-6648

                         Chicagoland Race Meet Operators      211,321.471          9.63%
                         Pension Trust Fund
                         8700 W. Bryn Mawr Avenue
                         Suite 810N
                         Chicago, IL 60631

                         Northwestern Trust Company           115,983.670          5.28%
                         Custodian
                         FBO IBEW Local 76
                         Supplemental Income Fund
                         1201 3rd Avenue, Ste. 2010
                         Seattle, WA 98101

                         Enele Co                             144,743.890          6.60%
                         Dividend Reinvest
                         c/o Copper Mountain Trust
                         601 SW 2nd Avenue, Suite 1800
                         Portland, OR 97204

SPECIAL FUND
CLASS A................  Charles Schwab & Co. Inc           1,109,976.285         22.72%
                         Special Custody A/C for Benefit
                         of Customers
                         Attn: Mutual Funds
                         101 Montgomery Street
                         San Francisco, CA 94104-4122

                         FTC & Co.                            577,726.047         11.83%
                         Attn: Datalynx #203
                         P.O. Box 173 736
                         Denver, CO 80217

---------------
* Entity owned 25% or more of the outstanding shares of beneficial interest of the Small Cap Fund, and therefore may be presumed to "control" such Fund, as that term is defined in the 1940 Act.

OWNERSHIP OF SHARES UPON CONSUMMATION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Special Fund upon consummation of the Acquisition.

                                                                        PERCENTAGE OF
                                                                    OUTSTANDING SHARES OF
                                                                      CLASS OWNED UPON
                                                                       CONSUMMATION OF
        FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER         ACQUISITION
        --------------           -------------------------------    ---------------------
SMALL CAP FUND
CLASS A........................  Chemical Bank & Trust Co. Agent             0.71%
                                 Chippewa Nature Center
                                 Endowment Fund
                                 Attn: Trust Department
                                 P.O. Box 231
                                 Midland, MI 48640-0231

                                 Enele Co.
                                 Dividend Reinvest                           0.66%
                                 c/o Copper Mountain Trust
                                 601 SW 2nd Avenue, Suite 1800
                                 Portland, OR 97204

CLASS I........................  AAAA Retirement Fund for Member            44.44%
                                 Agencies
                                 Wendy E. Jones Trustee
                                 Donald S. Lewis Trustee
                                 201 McCullough Drive, Ste. 100
                                 Charlotte, NC 28262-4345

                                 M&I Trust Co. Trustee                      31.97%
                                 Neese/Crabbe Huson
                                 1000 N. Water Street, 14th
                                 Floor
                                 Milwaukee, WI 53202-6648

                                 Chicagoland Race Meet Operators             9.64%
                                 Pension Trust Fund
                                 8700 W. Bryn Mawr Avenue
                                 Suite 810N
                                 Chicago, IL 60631

                                 Northwestern Trust Company                  5.29%
                                 Custodian
                                 FBO IBEW Local 76
                                 Supplemental Income Fund
                                 1201 3rd Avenue, Ste. 2010
                                 Seattle, WA 98101

                                 Enele Co.                                   6.60%
                                 Dividend Reinvest
                                 c/o Copper Mountain Trust
                                 601 SW 2nd Avenue, Suite 1800
                                 Portland, OR 97204
SPECIAL FUND
CLASS A........................  Charles Schwab & Co. Inc.                  20.18%
                                 Special Custody A/C for Benefit
                                 of Customers
                                 Attn: Mutual Funds
                                 101 Montgomery Street
                                 San Francisco, CA 94104-4122

                                                                        PERCENTAGE OF
                                                                    OUTSTANDING SHARES OF
                                                                      CLASS OWNED UPON
                                                                       CONSUMMATION OF
        FUND AND CLASS           NAME AND ADDRESS OF SHAREHOLDER         ACQUISITION
        --------------           -------------------------------    ---------------------
                                 FTC & Co                                   10.50%
                                 Attn: Datalynx #203
                                 P.O. Box 173 736
                                 Denver, CO 80217

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                      YEAR OF
                                                                                      ELECTION
                                                                                         AS
           EXECUTIVE OFFICER                                                         EXECUTIVE
              NAME & AGE                   OFFICE AND PRINCIPAL OCCUPATION **         OFFICER
           -----------------               ----------------------------------       ------------
Stephen E. Gibson......................  President of the Stein Roe Mutual Funds    1998
(46)                                     since November 1999; President of the
                                         Liberty Mutual Funds since June 1998;
                                         Chairman of the Board since July 1998,
                                         Chief Executive Officer and President
                                         since December 1996, and Director since
                                         July 1996 of Colonial (formerly
                                         Executive Vice President of Colonial
                                         from July 1996 to December 1996);
                                         Chairman of the Board, Director, Chief
                                         Executive Officer and President of
                                         Liberty Funds Group LLC ("LFG") since
                                         December 1998 (formerly Director, Chief
                                         Executive Officer and President of The
                                         Colonial Group, Inc. from December 1996
                                         to December 1998); Director since
                                         September 2000, President since January
                                         2000, and Vice Chairman since August
                                         1998 of Stein Roe & Farnham
                                         Incorporated ("Stein Roe") (formerly
                                         Assistant Chairman and Executive Vice
                                         President of Stein Roe from August 1998
                                         to January 2000). (Formerly Managing
                                         Director of Marketing of Putnam
                                         Investments (investment advisor) from
                                         June 1992 to July 1996.)

                                                                                      YEAR OF
                                                                                      ELECTION
                                                                                         AS
           EXECUTIVE OFFICER                                                         EXECUTIVE
              NAME & AGE                   OFFICE AND PRINCIPAL OCCUPATION **         OFFICER
           -----------------               ----------------------------------       ------------
William J. Ballou......................  Assistant Secretary of the Stein Roe       2000
(35)                                     Mutual Funds since May 2000; Secretary
                                         of the Liberty Mutual Funds since
                                         October 2000 (formerly Assistant
                                         Secretary of the Liberty Mutual Funds
                                         from October 1997 to October 2000);
                                         Vice President, Assistant Secretary and
                                         Counsel of Colonial since October 1997;
                                         Vice President and Counsel since April
                                         2000, and Assistant Secretary since
                                         December 1998 of LFG; Associate
                                         Counsel, Massachusetts Financial
                                         Services Company (financial services
                                         provider) prior thereto.

Kevin M. Carome........................  Executive Vice President of the Liberty    1999
(44)                                     Mutual Funds since October 2000;
                                         Executive Vice President of the Stein
                                         Roe Mutual Funds since May 1999
                                         (formerly Vice President from April
                                         1998 to May 1999, Secretary from
                                         February 2000 to May 2000) and
                                         Assistant Secretary from April 1998 to
                                         February 2000 of the Stein Roe Mutual
                                         Funds; Chief Legal Officer of Liberty
                                         Financial since August, 2000; Senior
                                         Vice President, Legal, of LFG since
                                         January 1999; General Counsel and
                                         Secretary of Stein Roe since January
                                         1998; Associate General Counsel and
                                         Vice President of Liberty Financial
                                         prior thereto.

---------------
** Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees received the following compensation from each Fund as of each Fund's fiscal year end(1):

                                                SMALL CAP FUND    SPECIAL FUND
                   TRUSTEE                         10/31/99         10/31/99
                   -------                      --------------    ------------
Mr. Bleasdale.................................       $729(2)          $796(3)
Ms. Collins...................................        685              748
Mr. Grinnell..................................        714              779
Mr. Lowry.....................................        693              756
Mr. Macera....................................        686              749
Mr. Mayer.....................................        705              768
Mr. Moody.....................................        635(4)           694(5)
Mr. Neuhauser.................................        726              791
Mr. Stitzel...................................        686              749
Ms. Verville..................................        678(6)           768(7)

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                       TOTAL COMPENSATION
-------                                                       ------------------
Mr. Bleasdale...............................................       $103,000(8)
Ms. Collins.................................................         96,000
Mr. Grinnell................................................        100,000
Mr. Lowry...................................................         97,000
Mr. Macera..................................................         95,000
Mr. Mayer...................................................        101,000
Mr. Moody...................................................         91,000(9)
Mr. Neuhauser...............................................        101,252
Mr. Stitzel.................................................         95,000
Ms. Verville................................................         96,000(10)

     For the following calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

                         TRUSTEE                           TOTAL COMPENSATION(11)
                         -------                           ----------------------
Mr. Grinnell.............................................         $25,000
Mr. Lowry................................................          25,000
Mr. Mayer................................................          25,000
Mr. Neuhauser............................................          25,000

---------------
 (1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

 (2) Includes $375 payable in later years as deferred compensation.

 (3) Includes $409 payable in later years as deferred compensation.

 (4) Total compensation of $635 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (5) Total compensation of $694 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (6) Total compensation of $678 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (7) Total compensation of $768 for the fiscal year ended October 31, 1999 will be payable in later years as deferred compensation.

 (8) Includes $52,000 payable in later years as deferred compensation.

 (9) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(10) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(11) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

                                 CAPITALIZATION

                                                                      APPENDIX C

     The following table shows on an unaudited basis the capitalization of the Small Cap Fund and the Special Fund as of April 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Small Cap Fund by the Special Fund at net asset value as of that date. Information for Class B and Class C shares of both Funds, and for Class I shares of the Special Fund, is not included in this table because, as of April 30, 2000, no shares of these classes had been issued.

                                                                                            SPECIAL
                                                        SPECIAL                              FUND
                                      SMALL CAP           FUND            PRO FORMA        PRO FORMA
                                        FUND        (ACQUIRING FUND)    ADJUSTMENTS(1)    COMBINED(2)
                                     -----------    ----------------    --------------    -----------
Class A
Net asset value....................  $ 6,382,596      $44,498,861          $(25,525)      $50,855,932
Shares outstanding.................      581,392        4,779,249           101,865         5,462,506
Net asset value per share..........  $     10.98      $      9.31                         $      9.31
Class I
Net asset value....................  $23,772,428                           $(15,021)      $23,757,407
Shares outstanding.................    2,146,233                            405,583         2,551,816
Net asset value per share..........  $     11.08                                          $      9.31

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $19,054 and $21,492 to be borne by the Small Cap Fund and the Special Fund, respectively.

(2) Assumes the Acquisition was consummated on April 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Special Fund will be received by the shareholders of the Small Cap Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Special Fund that actually will be received on or after such date.

                                                                      APPENDIX D

       MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF OCTOBER 31, 1999

                              LIBERTY SPECIAL FUND

PORTFOLIO MANAGERS' REPORT
  Fund performance affected by market bias toward large-cap growth and impact of health care stocks

     During the fiscal year, the Fund had a total return of negative 13.95%, based on Class A shares without a sales charge. The Fund has not performed well in the past few years, in large part because the stock market has been dominated by large-cap growth stocks, and because investors have favored growth stocks generally over value stocks. While we do seek -- and have found -- growth stocks that are reasonably priced, the Fund has had a value bias for the past several years.

     The Fund was also impacted by events in the health care industry. Non-pharmaceutical health care companies, including HMOs and sub-acute care companies, have been very harshly treated by the Hospital Financial Control Authority (HFCA) -- the financial arm of Medicare. Most of the much-publicized $200 billion in Medicare savings has come from the enormous reductions in Medicare reimbursements to health care providers. As many people are aware, this has severely impacted profitability in the health care sector.

  "Short selling" techniques not used in 1999

     The Fund experienced an especially difficult year in 1998 because of "short selling" strategies that did not achieve their goals. Short selling is a common market strategy that allows investors to sell an unowned stock in anticipation of a price decline with the intent to buy it back at a lower price. It is typically used to hedge downside risk. We did not employ this strategy in the Fund in 1999.

  An outstanding second quarter

     When the market broadened in the second quarter of this year, the Fund performed very well, posting a return of 29.61% for the quarter ended June 30, 1999. By comparison, the Russell 2000 Index, a broad-based measure of small-cap stock performance, had a total return of 15.52% during the same period. However, when the market again narrowed in August to favor large caps and became more volatile across the board, small-cap stocks declined substantially. The Fund fared poorly during this time primarily because it had a significant weighting in value-oriented stocks. These companies were shunned by investors who-in a volatile and uncertain market-fled to the more familiar large-cap growth issues. Also, the Fund had exposure to certain sectors that did not perform as well, including health care and, to a lesser extent, basic materials.

  Technology and energy holdings hold promise

     The Fund's technology holdings, at roughly 20% of net assets, are an important part of the portfolio. Most of these companies are component or circuit manufacturers that are creating entirely new designs for a variety of electronic and high-tech applications. Another large sector is mining and energy, at roughly 24% of net assets. In this sector, we are invested primarily in natural gas companies involved in exploration, production and service. In the past year, there has been a severe depletion of natural gas reserves and a drop in Canadian natural gas production, resulting in a significant decline in supply that created many attractive investment opportunities. We also have stocks in the basic materials sector, including the aluminum and chemicals industries. We believe that if global economies continue improving and commodity prices remain firm, basic materials companies should be profitable.

  New additions to the Fund illustrate contrarian style

     The concentration of the stock market's preference toward large-cap, blue chip growth companies has created many opportunities in the small- and mid-cap areas of the market. One example is Mail-Well (1.2% of net assets), a fast-growing company in the printing industry. Mail-Well is the leading conglomerate in this fragmented business, having consolidated companies in four areas: commercial printing, envelopes, labels, and printing for distributors. The firm has had strong sales and earnings growth, and we were able to acquire it after its stock dropped sharply from its mid-summer high. As a growing company, Mail-Well nicely fits our criteria of growth at a reasonable price.

  Outlook: anticipation of market broadening

     We believe the stock market may broaden to include stocks of small- and mid-cap companies. One indicator is the continued recovery in several important global economies-especially Southeast Asia and Japan. The Asian economic crisis and corresponding global deflation have significantly impacted the profitability of small- and mid-sized companies, and the earnings of large blue chip companies have been much stronger on a relative basis. If the global economy continues to improve, we anticipate that an improvement in the earnings of small- and mid-sized companies will also occur because many of these firms do a great deal of business overseas. In addition, the earnings growth rates of large-cap companies have been slowing, and the earnings growth rates of smaller companies generally have been improving. Since investors tend to recognize these factors when valuing stocks, we believe that small- and mid-cap companies that show strong earnings growth have excellent long-term potential.

/s/ James Crabbe
/s/ John W. Johnson

PERFORMANCE INFORMATION

  Special Fund's Investment Performance vs. Russell 2000 Index

            CHANGE IN VALUE OF $10,000 FROM 10/31/1989 - 10/31/1999
                 CLASS A SHARES, WITH AND WITHOUT SALES CHARGE
[LINE GRAPH]

                                                 FUND WITH SALES CHARGE     FUND WITHOUT SALES CHARGE      RUSSELL 2000 INDEX
                                                 ----------------------     -------------------------      ------------------
1990                                                       8398                        8910                        7272
1991                                                      12561                       13328                       11536
1992                                                      13580                       14408                       12631
1993                                                      19201                       20372                       16725
1994                                                      23502                       24935                       16666
1995                                                      23920                       25379                       19725
1996                                                      25123                       26656                       23001
1997                                                      31811                       33752                       29747
1998                                                      17496                       18563                       26225
1999                                                      15053                       15971                       30123

The Russell 2000 Index is an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/99

SHARE CLASS                                                A
INCEPTION DATE                                          4/9/1987
--------------                                ----------------------------
                                                WITHOUT           WITH
                                                 SALES           SALES
                                                 CHARGE          CHARGE
1 Year......................................     (13.95)%        (18.90)%
5 Year......................................      (8.52)%         (9.60)%
10 Years....................................       4.79%           4.17%

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/1999

SHARE CLASS                                                A
-----------                                   ----------------------------
                                                WITHOUT           WITH
                                                 SALES           SALES
                                                 CHARGE          CHARGE
1 year......................................      3.13%          (2.80)%
5 years.....................................     (5.00)%         (6.12)%
10 years....................................      6.18%           5.55%

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for Class A shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Fund's advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

                             LIBERTY FUNDS TRUST III

                              LIBERTY SPECIAL FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Contrarian Small-Cap Fund (the "Acquired Fund"), a series of Liberty Funds Trust III, by the Liberty Special Fund (the "Acquiring Fund"), a series of Liberty Funds Trust III.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

                                Table of Contents

I.       Additional Information about the Acquiring Fund and the Acquired Fund..  2
II.      Financial Statements...................................................  2

I.  Additional Information about the Acquiring Fund and the Acquired Fund.

         Incorporated by reference to Post-Effective Amendment No.114 to the Registrant's Registration Statement Form N-1A (filed on February 28, 2000) (Registration Nos. 2-15184 and 811-881).

II.      Financial Statements.

         This SAI is accompanied by the Semi-Annual Report for the six months ended April 30, 2000 and the Annual Report for the year ended October 31, 1999 of the Acquiring Fund and the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.
                                      -2-


SCHEDULE OF INVESTMENTS                                LIBERTY CONTRARIA               LIBERTY                PRO-FORMA
APRIL 30, 2000                                          SMALL CAP FUND             SPECIAL FUND               COMBINED FUND
                                                        --------------             ------------               -------------

                                                      SHARES        VALUE       SHARES        VALUE       SHARES          VALUE
COMMON STOCKS - 100.3%

FINANCE, INSURANCE & REAL ESTATE - 9.9%
      INSURANCE CARRIERS - 9.9%
         Fidelity National Financial, Inc.            33,900      $ 500,025                                33,900        $ 500,025
         Mid Atlantic Medical Services, Inc.(a)       99,600        927,525     195,300   $ 1,818,731     294,900        2,746,256
         Risk Capital Holdings, Inc.                  32,000        492,500     144,700     2,227,023     176,700        2,719,523
         StanCorp Financial Group, Inc.               28,200        821,325      20,000       582,500      48,200        1,403,825
                                                                  ----------               -----------                   ----------
                                                                  2,741,375                 4,628,254                    7,369,629

MANUFACTURING - 41.1%
      APPAREL - 3.7%
         Phillips-Van Heusen                          91,400        771,188     186,000     1,569,375     277,400        2,340,563
         The Warnaco Group, Inc., Class A             38,600        410,125                                38,600          410,125
                                                                  ----------               -----------                   ----------
                                                                  1,181,313                 1,569,375                    2,750,688

      CHEMICALS & ALLIED PRODUCTS - 2.0%
         Barr Laboratories, Inc.(a)                    9,700        418,918                                 9,700          418,918
         Wellman, Inc.                                15,500        331,313      34,600       739,575      50,100        1,070,888
                                                                  ----------               -----------                   ----------
                                                                    750,231                   739,575                    1,489,806

      ELECTRICAL INDUSTRIAL EQUIPMENT - 3.0%
         Actel Corp.(a)                               24,700        909,269      37,000     1,362,063      61,700        2,271,332
                                                                  ----------               -----------                   ----------
                                                                    909,269                 1,362,063                    2,271,332

      ELECTRONIC & ELECTRICAL EQUIPMENT - 2.6%
         Checkpoint Systems, Inc.                     77,900        696,231     119,900     1,071,606     197,800        1,767,837
         UCAR International, Inc.(a)                  14,100        185,944                                14,100          185,944
                                                                  ----------               -----------                   ----------
                                                                    882,175                 1,071,606                    1,953,781

      ELECTRONIC COMPONENTS - 2.3%
         HMT Technology Corp.(a)                     155,900        353,211     331,400       750,828     487,300        1,104,039
         Rayovac Corp.(a)                             29,700        619,987                                29,700          619,987
                                                                  ----------               -----------                   ----------
                                                                    973,198                   750,828                    1,724,026

      MACHINERY & COMPUTER EQUIPMENT - 4.3%
         Auspex Systems, Inc.(a)                     118,400        902,800     300,000     2,287,500     418,400        3,190,300
                                                                  ----------               -----------                   ----------
                                                                    902,800                 2,287,500                    3,190,300

      MEASURING & ANALYZING INSTRUMENTS - 5.8%
         Flanders Corp.(a)                            56,600        155,650                                56,600          155,650
         Input/Output, Inc.(a)                        93,100        686,613                                93,100          686,613
         Oakley, Inc.(a)                             111,200      1,278,800     194,300     2,234,450     305,500        3,513,250
                                                                  ----------               -----------                   ----------
                                                                  2,121,063                 2,234,450                    4,355,513

      PAPER PRODUCTS - 5.6%
         Longview Fibre Co.                           38,400        489,600     287,300     3,663,075     325,700        4,152,675
                                                                  ----------               -----------                   ----------
                                                                    489,600                 3,663,075                    4,152,675

      PRIMARY METAL - 6.8%
         Century Aluminum Co.                         59,300        830,200     151,900     2,126,600     211,200        2,956,800
         Ispat International NV                       56,600        661,513     126,000     1,472,625     182,600        2,134,138
                                                                  ----------               -----------                   ----------
                                                                  1,491,713                 3,599,225                    5,090,938

      PRINTING & PUBLISHING - 1.4%
         Mail-Well, Inc.(a)                           71,900        642,606      43,300       386,994     115,200        1,029,600
                                                                  ----------               -----------                   ----------
                                                                    642,606                   386,994                    1,029,600

      RUBBER & PLASTIC - 0.5%
         Cooper Tire & Rubber Co.                     27,600        372,600                                27,600          372,600


      TRANSPORTATION EQUIPMENT - 3.1%
         Wabash National Corp.                        40,500        589,781     118,000     1,718,375     158,500        2,308,156
                                                                  ----------               -----------                   ----------
                                                                    589,781                 1,718,375                    2,308,156

MINING & ENERGY - 17.5%
      OIL & GAS EXTRACTION - 14.8%
         Forest Oil Corp.(a)                          63,200        707,050     194,200     2,172,613     257,400        2,879,663
         Grey Wolf, Inc.(a)                          358,200      1,455,187     924,900     3,757,406   1,283,100        5,212,593
         Santa Fe Corp.(a)                            79,700        732,244     199,965     1,837,178     279,665        2,569,422
         Tom Brown, Inc.(a)                           18,600        353,400                                18,600          353,400
                                                                  ----------               -----------                   ----------
                                                                  3,247,881                 7,767,197                   11,015,078

                                                       LIBERTY CONTRARIAN              LIBERTY                   PRO-FORMA
                                                         SMALL CAP FUND              SPECIAL FUND              COMBINED FUND
                                                     -----------------------    ----------------------    -------------------------
                                                      SHARES        VALUE        SHARES       VALUE       SHARES           VALUE

      OIL & GAS FIELD SERVICES - 2.7%
         Nuevo Energy Co.(a)                          35,500        621,250      82,000     1,435,000     117,500        2,056,250
                                                                  ----------               -----------                   ----------
                                                                    621,250                 1,435,000                    2,056,250

RETAIL TRADE - 0.6%
      MISCELLANEOUS RETAIL - 0.6%
         Omnicare, Inc.                               29,900        454,106                                29,900          454,106

SERVICES - 16.1%
      AMUSEMENT & RECREATION - 0.4%
         Anchor Gaming(a)                              6,400        257,600                                 6,400          257,600

      BUSINESS SERVICES - 0.4%
         Daleen Technologies, Inc.(a)                 20,500        269,063                                20,500          269,063

      COMPUTER RELATED SERVICES - 7.6%
         Mentor Graphics Corp.(a)                     64,200        842,625     105,600     1,386,000     169,800        2,228,625
         Sensormatic Electronics Corp.                46,700        779,306      87,000     1,451,813     133,700        2,231,119
         Sitel Corp.(a)                               37,800        259,875                                37,800          259,875
         Vysis, Inc.(a)                               75,100        558,556      61,500       457,406     136,600        1,015,962
                                                                  ----------               -----------                   ----------
                                                                  2,440,362                 3,295,219                    5,735,581

      COMPUTER SOFTWARE - 0.5%
         CCC Information Services Group Inc.(a)       10,800        149,850                                10,800          149,850
         Unova, Inc.(a)                               14,600        204,400                                14,600          204,400
                                                                   ----------                                            -----------
                                                                    354,250                                                354,250

      EDUCATIONAL SERVICES - 0.6%
         ITT Educational Services, Inc.(a)            23,800        425,425                                23,800          425,425

      HEALTH SERVICES - 5.8%
         Covance, Inc.(a)                             18,300        168,131                                18,300          168,131
         Coventry Health Care Inc.(a)                 86,900        923,313     200,000     2,125,000     286,900        3,048,313
         IDEXX Labs, Inc.(a)                          21,100        553,875      23,400       614,250      44,500        1,168,125
                                                                  ----------               -----------                   ----------
                                                                  1,645,319                 2,739,250                    4,384,569

      MOTION PICTURES - 0.5%
         Hollywood Entertainment Corp.(a)             50,800        355,600                                50,800          355,600

      PERSONAL SERVICES - 0.3%
         Regis Corp.                                  17,200        201,025                                17,200          201,025

TRANSPORTATION, COMMUNICATION,
ELECTRICITY, GAS, & SANITARY SERVICES - 12.0%
      AIR TRANSPORTATION - 0.6%
         Alaska Air Group                             15,800        454,250                                15,800          454,250

      GAS SERVICES - 0.6%
         Western Gas Resources, Inc.                  26,788        447,025                                26,788          447,025

      MOTOR FREIGHT & WAREHOUSING - 6.8%
         Budget Group, Inc. Class A(a)                53,900        252,656                                53,900          252,656
         J.B. Hunt transport Services, Inc.           23,900        394,350      60,400       996,600      84,300        1,390,950
         Yellow Corp.                                 46,800        892,125     132,600     2,527,688     179,400        3,419,813
                                                                  ----------               -----------                   ----------
                                                                  1,539,131                 3,524,288                    5,063,419

      TRANSPORTATION SERVICES - 0.5%
         Fritz Companies, Inc.(a)                     37,900        364,788                                37,900          364,788

      TELECOMMUNICATION - 3.5%
         E. Spire Communications, Inc.(a)             55,000        278,437                                55,000          278,437
         Frontier Airlines, Inc.(a)                   31,400        478,850                                31,400          478,850
         PictureTel Corp.(a)                         137,700        761,213                               137,700          761,213
         Weblink Wireless, Inc.(a)                                              201,600     1,125,413     201,600        1,125,413
                                                                  ----------               -----------                   ----------
                                                                  1,518,500                 1,125,413                    2,643,913

WHOLESALE TRADE - 3.1%
      NONDURABLE GOODS - 3.1%
         Fleming Co, Inc.                             41,300        678,868     100,700     1,655,256     142,000        2,334,124
                                                                  ----------               -----------                   ----------
                                                                    678,868                 1,655,256                    2,334,124

TOTAL COMMON STOCKS (COST $33,971,624,                           29,322,167                45,552,943                   74,875,110
         $50,884,324 AND $84,855,948)

SHORT-TERM OBLIGATIONS - 1.9%                         PAR                         PAR                       PAR

Repurchase agreement with SBC Warburg Ltd.,
  dated 04/28/00, due at
05/01/00 at 5.71%, collateralized by
   U.S. Treasury notes with various
maturities to 2025,

                                                       LIBERTY CONTRARIAN               LIBERTY CONTRARIAN            PRO-FORMA
                                                         SMALL CAP FUND                   SPECIAL FUND                 COMBINED
market value
$482,882, $1,005,549 and $1,488,431,
respectively, (repurchase proceeds
$472,225, $978,465,
and $1,450,690 respectively)                     472,000        472,000     978,000       978,000     1,450,000       1,450,000
                                                               ----------               -----------                   ----------
                                                                472,000                   978,000                     1,450,000

TOTAL INVESTMENTS - 102.2%                                    29,794,167                46,530,943                   76,325,110

OTHER ASSETS & LIABILITIES, NET - (2.2%)                         360,857                (2,032,082)                  (1,711,771)(b)
                                                              ----------                -----------                   ----------

NET ASSETS - 100.0%                                         $ 30,155,024               $ 44,498,861                 $74,613,339(b)
                                                             ============               ============                 ============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.

(b) Adjusted for one time proxy, accounting, legal and other costs of the reorganization of $19,054 and $21,492 to be borne by the Small Cap Fund and the Special Fund, respectively.

(c) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2000 (UNAUDITED)


                                                       LIBERTY
                                                      CONTRARIAN            LIBERTY
                                                      SMALL CAP             SPECIAL             PRO FORMA     PRO FORMA
                                                         FUND                FUND             ADJUSTMENTS     COMBINED
                                                      ----------           ---------        -------------     ----------
Investments, at market value                           $ 29,794,167        $ 46,530,943                         76,325,110
Cash                                                              -                   -                                  -
Receivable for investments sold                                   -                   -                                  -
Payable for investments purchased                                 -                   -                                  -
Other assets less other liablities                          360,857          (2,032,082)      (40,546) (a)     (1,711,771)

     Net assets                                        $ 30,155,024        $ 44,498,861                       $ 74,613,339


Net Assets - Class A                                     $6,382,596         $44,498,861      ($25,525)          50,855,932
Shares - Class A                                            581,392           4,779,249       101,865            5,462,506
Net asset value per share - Class A                          $10.98               $9.31                              $9.31

Net Assets - Class I                                    $23,772,428                          ($15,021)          23,757,407
Shares - Class I*                                         2,146,233                           405,583            2,551,816
Net asset value per share - Class I                          $11.08                                                  $9.31


* Determined based on Class A share price.

(a) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $19,054 and $21,492 to be borne by the Small Cap Fund and the Special Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                                 Liberty Financial          Fund
                                                                 -----------------          ----
Liberty Contrarian Small Cap Fund                                       50%                 50%
Liberty Special Fund                                                    50%                 50%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED APRIL 30, 2000 (UNAUDITED)


                                                 Liberty           Liberty
                                               Contrarian          Special     Pro Forma           Pro Forma
                                               Small Cap           Fund        Adjustments         Combined
                                                Fund
       INVESTMENT INCOME
Dividends                                      177,023          401,562                 --         578,585
Interest                                        59,149           47,015                 --         106,164
                                              -----------     -------------     -----------     -----------
   Total investment income                     236,172          448,577                 --         684,749

EXPENSES
Management fee                                 401,819          605,187        (1,050) (a)       1,005,956
                                           -----------      -----------      -------------     -----------
Administration fee                              20,091           30,259              --(a)          50,350
Service fee - Class A                           19,239          151,297              --(a)         170,536
Transfer agent fee - Class A                    17,172          136,781       (25,437) (e)         128,516
Transfer agent fee - Class I                       812               --              --(a)             812
Bookkeeping fee                                 27,000           30,682       (12,937) (a)          44,745
Trustees fee                                     6,845            8,607        (7,740) (b)           7,712
Interest expense                                 7,094          546,476      (553,570) (c)              --
All other expenses                             106,532          151,036       (54,568) (d)         203,000
                                           -----------      -----------      -------------     -----------
   Total operating expenses                    606,604        1,660,325           (655,302)      1,611,627
                                           -----------      -----------      -------------     -----------
Expense reimbursement                         (166,306)        (752,544)           655,302(a)     (263,548)
                                           -----------      -----------      -------------     -----------
   Net Expenses                                440,298          907,781                 --       1,348,079

NET INVESTMENT LOSS                           (204,126)        (459,204)                --        (663,330)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investments           (21,444,124)     (27,836,420)                --     (49,280,544)
Change in net unrealized appreciation
 during the period on investments           30,897,958       32,355,006                 --      63,252,964
                                           -----------      -----------      -------------     -----------
      Net Gain                               9,453,834        4,518,586                 --      13,972,420
                                           -----------      -----------      -------------     -----------
Increase in Net Assets from Operations       9,249,708        4,059,382                 --      13,309,090

(a)      Based on the contract in effect for the surviving fund.
(b)      Based on trustee compensation plan for the surviving fund.
(c)      The surviving fund is no longer party to a line of credit agreement.
(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.
(e) Based on the contract in effect for the surviving Fund. Note that a new transfer agent fee structure was implemented for Liberty Special Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended April 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                 APRIL 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of April 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended April 30, 2000 for Liberty Contrarian Small-Cap Fund and Liberty Special Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY CONTRARIAN SMALL CAP FUND




         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING ITEMS:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Contrarian Small Cap Fund by Liberty Special Fund (Item 1 of the Notice).

         For                      Against                       Abstain
         [ ]                        [ ]                           [ ]

         2. To elect eleven Trustees (Item 2 of the Notice).

                  (01)    Douglas A. Hacker

                  (02)    Janet Langford Kelly

                  (03)    Richard W. Lowry

                  (04)    Salvatore Macera

                  (05)    William E. Mayer

                  (06)    Charles R. Nelson

                  (07)    John J. Neuhauser

                  (08)    Joseph R. Palombo

                  (09)    Thomas E. Stitzel

                  (10)    Thomas C. Theobald

                  (11)    Anne-Lee Verville



         For
         All                                                  For All
         Nominees                 Withheld                    Except
         [ ]                        [ ]                         [ ]

         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT     [ ]

         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.




                             Date______________________


_________________________        ______________________
Shareholder sign here              Co-owner sign here


Detach Card

                              PLEASE VOTE PROMPTLY



Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

AFTER CAREFUL REVIEW, THE BOARD OF TRUSTEES UNANIMOUSLY HAS RECOMMENDED A VOTE "FOR" ALL MATTERS.

Two Convenient Ways to Vote Your Proxy

     The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals.
We are offering two additional ways to vote: by telephone or fax.
These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     *    Read the proxy statement and have your proxy card available.
     * When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
     * Follow the instructions provided to cast your vote. A representative will be available to answer questions.
     Vote by Fax:
     *    Read the proxy statement.
     *    Complete the enclosed proxy card.
     *    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027